SUBSEQUENT EVENTS (Details Narrative) - Private Placement [Member] - USD ($)	Mar. 22, 2024	Oct. 29, 2022	Sep. 30, 2022
Subsequent Event [Line Items]
Sale of Stock, Price Per Share		$ 3.00	$ 3.00
New Accredited Investors [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of Stock, Consideration Received on Transaction	$ 2,745,000
New Accredited Investors [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share	$ 3.00
New Accredited Investors [Member] | Series D Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	620
New Accredited Investors [Member] | Series E Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	2,125
Sale of Stock, Price Per Share	$ 1,000